GLOBAL X FUNDS
(the "Trust")

Global X Video Games & Esports ETF (HERO)

SUPPLEMENT DATED SEPTEMBER 30, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED SEPTEMBER 11, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective September 30, 2019, the third paragraph of the section titled “MANAGEMENT OF THE TRUST – Board of Trustees and Officers” beginning on pg. 21 is replaced in its entirety with the following:

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Luis Berruga is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. Berruga is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Fund and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

Mr. Luis Berruga, an Interested Trustee, serves as Chairman of the Board until June 30, 2020. The Chairman helps to facilitate communication among the Trustees as well as communication between the Trustees and management of the Trust. The Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Chairman. Mr. Charles A. Baker serves as lead Independent Trustee. In his role as lead Independent Trustee, Mr. Baker, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the Independent Trustees and management, and among the Independent Trustees; (v) has such other responsibilities as the Board or Independent Trustees determine from time to time. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other factors, the fact that the Independent Trustees constitute three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee, the length of service of each of the Independent Trustees on the Board, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds' operations, the number of Trustees, and the Board’s responsibilities.

The Independent Trustees chart in the section titled “MANAGEMENT OF THE TRUST – Board of Trustees and Officers” beginning on pg. 21 is replaced in its entirety with the following:

Independent Trustees

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees during the Past 5 Years
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); formerly, Managing Director of NYSE Euronext (2003 to 2012).	101 (69 of which are operational)	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone (1973)	Trustee (since 9/30/2019)
Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).
			101 (69 of which are operational)	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber (1963)	Trustee (since 07/2018)
Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).
101 (69 of which are operational)
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017) and Clough Global Opportunities Fund (since 2017)

The twelfth paragraph of the section titled “MANAGEMENT OF THE TRUST – Board of Trustees and Officers” beginning on pg. 21 is replaced in its entirety with the following:

Susan M. Ciccarone: Ms. Ciccarone has extensive knowledge of and experience in the financial services and investment management industries. She is currently a partner of Further Global Capital Management, a private equity firm, and previously served as Chief Operating and Chief Financial Officer of an adviser to exchange traded funds. Ms. Ciccarone received her MBA from the Wharton School of the University of Pennsylvania.

The section titled “MANAGEMENT OF THE TRUST – Trustee and Officer Ownership of Fund Shares” beginning on pg. 25 is replaced in its entirety with the following:

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust’s knowledge, as of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the shares of the Fund.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities In Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles A. Baker	None	None
Sanjay Ram Bharwani(1)	None	None
Susan M. Ciccarone(2)	None	None
Clifford J. Weber	None	None
Interested Trustee
Luis Berruga	None	over $100,000

(1)	Resigned as a Trustee as of September 30, 2019.

(2)
Ms. Ciccarone did not serve as a Trustee during the calendar year ended December 31, 2018.  Ms. Ciccarone became a Trustee on September 30, 2019.  As of September 30, 2019, Ms. Ciccarone did not own any securities in the Fund.

The first paragraph of the section titled “MANAGEMENT OF THE TRUST – Trustee Ownership of Securities of the Adviser and Related Companies” beginning on pg. 26 is replaced in its entirety with the following:

As of December 31, 2018, no Independent Trustee (or any of his or her immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

Name of Independent Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Charles A. Baker	None	None	None	None	None
Sanjay Ram Bharwani(1)	None	None	None	None	None
Susan M. Ciccarone(2)	None	None	None	None	None
Clifford J. Weber	None	None	None	None	None

(1)	Resigned as a Trustee as of September 30, 2019.

(2)
Ms. Ciccarone did not serve as a Trustee during the calendar year ended December 31, 2018.  Ms. Ciccarone became a Trustee on September 30, 2019.  As of September 30, 2019, Ms. Ciccarone did not own any securities that would change the information presented above.

The section titled “MANAGEMENT OF THE TRUST – Trustee Compensation” beginning on pg. 26 is replaced in its entirety with the following:

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the funds, including the Fund. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust’s officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee for the fiscal year ended November 30, 2018.

Name of Independent Trustee	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust
Charles A. Baker(1)	$0	$0	$41,665
Sanjay Ram Bharwani(2)	$0	$0	$89,997
Scott R. Chichester(3)	$0	$0	$48,332
Susan M. Ciccarone (4)	$0	$0	$0
Kartik Kiran Shah(3)	$0	$0	$48,332
Clifford J. Weber(1)	$0	$0	$41,665
*    Prior to the date of this SAI, the Fund had not yet commenced investment operations, and, therefore, had not paid any compensation to the Trustees.
(1)    Mr. Baker and Mr. Weber became Trustees on July 2, 2018.
(2)    Resigned as a Trustee as of September 30, 2019.
(3)    Resigned as a Trustee as of July 2, 2018.
(4)    Ms. Ciccarone became a Trustee on September 30, 2019.

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